Financial statements of Barclays PLC - Statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	£ 91	£ 48	£ 8
Net interest (expense)/income	9,062	9,845	10,537
Other income	114	56	54
Operating expenses	(16,243)	(15,456)	(16,338)
Profit (loss) before tax	3,494	3,541	3,230
Taxation	(1,122)	(2,240)	(993)
Profit (loss) after tax	2,372	(894)	2,828
Total comprehensive income/(loss) for the year	2,620	(1,392)	6,816
Profit (loss), attributable to:
Ordinary equity holders	1,394	(1,922)	1,623
Other equity instrument holders	752	639	457
Profit (loss)	2,372	(894)	2,828
Comprehensive income attributable to [abstract]
Equity holders of the parent	2,394	(1,749)	5,233
Other equity instrument holders	226	357	1,583
Total comprehensive income	2,620	(1,392)	6,816
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	15,360	674	621
Net interest (expense)/income	(101)	(10)	5
Other income	923	690	334
Operating expenses	(312)	(96)	(26)
Profit (loss) before tax	15,870	1,258	934
Taxation	(64)	(111)	(60)
Profit (loss) after tax	15,806	1,147	874
Other comprehensive income/(oss)	0	60	26
Total comprehensive income/(loss) for the year	15,806	1,207	900
Profit (loss), attributable to:
Ordinary equity holders	15,054	508	417
Other equity instrument holders	752	639	457
Profit (loss)	15,806	1,147	874
Comprehensive income attributable to [abstract]
Equity holders of the parent	15,054	568	443
Other equity instrument holders	752	639	457
Total comprehensive income	£ 15,806	£ 1,207	£ 900